Schedule of Investments

ARK Fintech Innovation ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–94.2%

Banks - 2.1%
NU Holdings Ltd., Class A (Brazil)*	1,238,918	$18,695,273

Broadline Retail - 5.9%
Amazon.com, Inc.*	21,865	4,075,636
Global-e Online Ltd. (Israel)*	454,679	17,477,861
MercadoLibre, Inc. (Brazil)*	15,060	30,679,931
Total Broadline Retail		52,233,428

Capital Markets - 13.1%
Coinbase Global, Inc., Class A*	382,122	68,495,369
Intercontinental Exchange, Inc.	66,807	10,413,207
Robinhood Markets, Inc., Class A*	1,622,164	38,104,632
Total Capital Markets		117,013,208

Consumer Finance - 6.3%
Kaspi.KZ JSC (Kazakhstan)(a)	123,772	13,632,248
SoFi Technologies, Inc.*	3,826,894	42,746,406
Total Consumer Finance		56,378,654

Entertainment - 10.9%
ROBLOX Corp., Class A*	667,374	34,516,583
Roku, Inc.*	470,704	30,162,712
Sea Ltd. (Singapore)*(a)	184,590	17,360,690
Spotify Technology SA*	38,551	14,845,990
Total Entertainment		96,885,975

Financial Services - 17.6%
Adyen NV (Netherlands)*(b)	22,667	34,676,198
AvidXchange Holdings, Inc.*	1,143,155	9,419,597
Block, Inc.*	779,912	56,403,236
PayPal Holdings, Inc.*	182,984	14,510,631
Toast, Inc., Class A*	1,379,099	41,414,343
Total Financial Services		156,424,005

Hotels, Restaurants & Leisure - 4.8%
DraftKings, Inc., Class A*	1,221,364	43,138,576

Insurance - 2.1%
Discovery Ltd. (South Africa)	1,864,002	19,036,504

Interactive Media & Services - 9.2%
LY Corp. (Japan)	4,923,796	13,591,155
Meta Platforms, Inc., Class A	46,918	26,629,718
Pinterest, Inc., Class A*	829,342	26,364,782
Reddit, Inc., Class A*	128,667	15,349,973
Total Interactive Media & Services		81,935,628

IT Services - 8.9%
Shopify, Inc., Class A (Canada)*	1,012,199	79,164,084

Media - 0.7%
Ibotta, Inc., Class A*	80,265	5,882,622

Real Estate Management & Development - 1.0%
Zillow Group, Inc., Class C*	149,870	9,005,688

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	97,700	12,970,652

Investments	Shares	Value

Software - 10.1%
BILL Holdings Inc*	178,255	$10,402,962
Crowdstrike Holdings, Inc., Class A*	40,760	12,100,421
Intuit, Inc.	22,911	13,982,583
Palantir Technologies, Inc., Class A*	740,297	30,752,673
UiPath, Inc., Class A*	1,801,348	22,264,661
Total Software		89,503,300
Total Common Stocks
(Cost $917,231,091)		838,267,597
EXCHANGE - TRADED FUNDS–5.7%

Financial Services - 5.7%
3iQ Ether Staking ETF (Canada)*	617,395	6,114,753
ARK 21 Shares Bitcoin ETF†	636,601	44,472,946
Total Financial Services		50,587,699
Total Exchange - Traded Funds
(Cost $48,127,038)		50,587,699
MONEY MARKET FUND–0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74% (c)
(Cost $2,605,649)	2,605,649	2,605,649
Total Investments–100.2%
(Cost $967,963,778)		891,460,945
Liabilities in Excess of Other Assets–(0.2)%		(1,450,648)
Net Assets–100.0%		$890,010,297

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of October 31, 2024.

Schedule of Investments (Continued)

ARK Fintech Innovation ETF

October 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Exchange - Traded Fund — 5.0%
Financial Services — 5.0%
ARK 21 Shares Bitcoin ETF
41,050,779	462,420	–	–	2,959,747	–	–	636,601	44,472,946
$41,050,779	$462,420	$–	$–	$2,959,747	$–	$–	636,601	$44,472,946

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$838,267,597	$–	$–	$838,267,597
Exchange - Traded Funds	$50,587,699	$–	$–	$50,587,699
Money Market Fund	2,605,649	–	–	2,605,649
Total	$891,460,945	$–	$–	$891,460,945

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.